AGFiQ Dynamic Hedged U.S. Equity ETF
AGFiQ Dynamic Hedged U.S. Equity ETF
Investment Objective
The Fund seeks to provide long-term capital appreciation and maintain lower than market volatility.
Fees and Expenses
The below table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	AGFiQ Dynamic Hedged U.S. Equity ETF AGFiQ Dynamic Hedged U.S. Equity ETF
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.95%	[1]
Acquired Fund Fees and Expenses	0.51%	[2]
Total Annual Fund Operating Expenses	1.91%
Fee Waiver and Expense Reimbursement	(1.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.87%	[3]
[1]	Other expenses are based on estimated amounts for the current fiscal year
[2]	"Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund's net asset value ("NAV"). In addition, "Acquired Fund Fees and Expenses" are not reflected in the Fund's Financial Statements in the annual report. Therefore, the amounts listed in "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement" will differ from those presented in the Fund's Financial Highlights. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund's investment adviser, AGF Investments LLC ("Adviser"), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) ("Operating Expenses") of the Fund are limited to 0.45% of average net assets. In addition, the Adviser has contractually agreed to waive its management fee to the extent of the amount of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. These undertakings can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund's average net assets and the expense cap in place at the time of the Adviser's waiver or reimbursement. This agreement will remain in effect until November 1, 2022, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS
AGFiQ Dynamic Hedged U.S. Equity ETF | AGFiQ Dynamic Hedged U.S. Equity ETF | USD ($)	89	278

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years.
Portfolio Turnover
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. From the Fund’s commencement of operations on May 23, 2019 through its fiscal year ended June 30, 2019 the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The Fund will operate as a “fund-of-funds” by investing primarily in sector-based exchange-traded funds (“ETFs”) and other ETFs.

The Fund is an actively managed ETF that seeks to achieve its investment objective by using proprietary, multi-factor quantitative models that use fundamental factors and market risk measurement factors to help establish allocation to primary sectors of the S&P 500® Index, as well as cash and cash equivalents. The primary sectors of the S&P 500® Index include: consumer discretionary, consumer staples, communications services, energy, financials, healthcare, industrials, materials, real estate, technology, and utilities. The sector allocation model is driven by factors related to size, valuation, momentum and quality. This sector model runs on a daily basis, ranking each sector based on relative attractiveness and expected returns to help the Fund’s portfolio managers determine whether to take an overweight, underweight or neutral position to a particular sector relative to that sectors’ benchmark weight. The sector model uses a multi-factor approach and considers all S&P 500® sectors but is not expected to generally emphasize any particular factor, valuation method or sector. The market risk model also runs on a daily basis and analyzes market and macro-economic data to help the portfolio managers identify the equity risk level. The portfolio managers use the output of both the sector model and market risk model to help determine final allocations for the strategy.

The Fund seeks to provide risk controls in down markets, through embedded downside risk management, in order to attempt to protect capital in periods of falling equity markets, while providing potential for outperformance in up markets. To seek to provide risk controls in down markets, the Fund intends to invest in the AGFiQ U.S. Market Neutral Anti-Beta Fund, an ETF that is also managed by the Adviser and may also invest in similar lower beta ETFs available in the marketplace, including ETFs managed by the Adviser, as well as cash, money market ETFs, money market securities and Treasury Bills. For this purpose, “low beta” or “lower beta” refers to ETFs or other securities that are less sensitive to the movement of the overall equity market, as represented by the S&P 500®. A lower beta security is generally expected to be less volatile than the overall equity market and inclusion of low beta securities in a portfolio may help lower that portfolio’s overall volatility.

The Fund does not anticipate using traditional hedging techniques such as derivatives or short sales. Instead, the portfolio managers intend to increase allocations to lower beta ETFs within the portfolio at times when they believe equity market risk to be high or rising and to decrease such allocations when equity market risk levels are estimated to be low or falling. The Fund’s allocations to lower beta ETFs is anticipated to fluctuate but typically range from 0% to 50% of net assets.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Hedging Risk: The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

ETF Risks

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may purchase and redeem shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the NYSE Arca, Inc. (“Exchange”). Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium/Discount Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Investments in Exchange-Traded Funds Risk: The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. ETFs in which the Fund invests are also generally subject to the ETF Risks described above. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying ETF, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment. To the extent the Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund (the “Market Neutral ETF”), which is also managed by the Adviser, or similar lower beta ETFs available in the marketplace, it will be subject to the following risks applicable to investing in the Market Neutral ETF:

Anti-Beta Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Market Neutral ETF will not be invested in the less volatile securities in the universe. In addition, the Market Neutral ETF may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Leverage Risk: The Market Neutral ETF’s use of short selling and swap agreements allows the Market Neutral ETF to obtain investment exposures greater than its NAV by a significant amount (i.e., use leverage). Use of leverage tends to magnify increases or decreases in the Market Neutral ETF’s returns and may lead to a more volatile share price. Leverage may magnify the Market Neutral ETF’s gains or losses.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Market Neutral ETF’s short positions will likely cause the Market Neutral ETF to underperform the overall U.S. equity market and long-only ETFs. In addition, because the Market Neutral ETF employs a dollar-neutral strategy to achieve market neutrality, the beta of the Market Neutral ETF (i.e., the relative volatility of the Market Neutral ETF as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Market Neutral ETF is managed with a passive investment strategy, attempting to track the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index. As a result, the Market Neutral ETF expects to hold constituent securities of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index regardless of their current or projected performance, which could cause the Market Neutral ETF’s return to be lower than if the Market Neutral ETF employed an active strategy. In addition, errors in the data or index methodology used to create each index may occur from time to time, which may cause errors in its constituent construction and may cause the index to behave in ways it was not intended to behave.

Short Sale Risk: If the Market Neutral ETF sells a stock short and subsequently has to buy the security back at a higher price, the Market Neutral ETF will realize a loss on the transaction. The amount the Market Neutral ETF could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Market Neutral ETF to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Market Neutral ETF would be negatively affected. In addition, when the Market Neutral ETF is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Market Neutral ETF may maintain high levels of cash or liquid assets and will not be fully invested.

Single Factor Risk: The Market Neutral ETF invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Market Neutral ETF is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Tracking Error Risk: The investment performance of the Market Neutral ETF may diverge from that of its target index due to, among other things, fees and expenses paid by the Market Neutral ETF that are not reflected in its target index. If the Market Neutral ETF is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions, the investment performance of the Market Neutral ETF will likely diverge from that of its target index.

Asset Allocation Risk: If the Fund’s strategy for allocating assets among underlying ETFs does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the underlying ETFs may not be complementary, which could adversely affect the performance of the Fund.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. government, the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

New Fund Risk: The Fund is newly organized with limited operating history and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Liquidation Risk: If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

Liquidity Risk: Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of the Fund’s net asset value.

Performance Information
Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.